Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Disclosure of transactions between related parties [Table Text Block]
	For the Years Ended
	March 31, 2026	March 31, 2025	March 31, 2024
Salaries and Benefits (1)	$562,105	$551,410	$562,160
Consulting fees (2)	$505,000	566,042	541,623
Non-cash Options Vested (3)	$208,620	632,493	874,321
Total	$1,275,725	$1,749,945	$1,978,104